Annual Total Returns	0 Months Ended
Aug. 01, 2011
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Bar Chart Table:
Annual Return 2001	(38.36%)
Annual Return 2002	(41.33%)
Annual Return 2003	72.47%
Annual Return 2004	18.08%
Annual Return 2005	8.15%
Annual Return 2006	6.25%
Annual Return 2007	28.55%
Annual Return 2008	(44.95%)
Annual Return 2009	58.44%
Annual Return 2010	27.16%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class A
Bar Chart Table:
Annual Return 2001	2.14%
Annual Return 2002	(23.44%)
Annual Return 2003	48.06%
Annual Return 2004	8.20%
Annual Return 2005	10.16%
Annual Return 2006	11.17%
Annual Return 2007	7.89%
Annual Return 2008	(30.28%)
Annual Return 2009	18.90%
Annual Return 2010	6.72%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Bar Chart Table:
Annual Return 2001	25.94%
Annual Return 2002	72.38%
Annual Return 2003	66.77%
Annual Return 2004	(5.81%)
Annual Return 2005	35.59%
Annual Return 2006	36.38%
Annual Return 2007	23.68%
Annual Return 2008	(21.92%)
Annual Return 2009	46.70%
Annual Return 2010	37.84%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A
Bar Chart Table:
Annual Return 2001	(33.56%)
Annual Return 2002	(19.34%)
Annual Return 2003	26.85%
Annual Return 2004	29.21%
Annual Return 2005	20.29%
Annual Return 2006	28.75%
Annual Return 2007	18.86%
Annual Return 2008	(30.80%)
Annual Return 2009	19.08%
Annual Return 2010	3.05%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(38.36%)
Annual Return 2002	(41.33%)
Annual Return 2003	72.47%
Annual Return 2004	18.08%
Annual Return 2005	8.15%
Annual Return 2006	6.25%
Annual Return 2007	28.55%
Annual Return 2008	(44.95%)
Annual Return 2009	58.44%
Annual Return 2010	27.16%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	2.39%
Annual Return 2002	(23.27%)
Annual Return 2003	48.44%
Annual Return 2004	8.56%
Annual Return 2005	10.50%
Annual Return 2006	11.49%
Annual Return 2007	8.15%
Annual Return 2008	(30.12%)
Annual Return 2009	19.26%
Annual Return 2010	6.97%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	26.14%
Annual Return 2002	72.86%
Annual Return 2003	67.20%
Annual Return 2004	(5.56%)
Annual Return 2005	36.01%
Annual Return 2006	36.78%
Annual Return 2007	24.02%
Annual Return 2008	(21.73%)
Annual Return 2009	47.09%
Annual Return 2010	38.12%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(33.40%)
Annual Return 2002	(19.13%)
Annual Return 2003	27.21%
Annual Return 2004	29.69%
Annual Return 2005	20.66%
Annual Return 2006	29.09%
Annual Return 2007	19.10%
Annual Return 2008	(30.60%)
Annual Return 2009	19.26%
Annual Return 2010	3.29%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	26.14%
Annual Return 2002	72.86%
Annual Return 2003	67.20%
Annual Return 2004	(5.56%)
Annual Return 2005	36.01%
Annual Return 2006	36.78%
Annual Return 2007	24.02%
Annual Return 2008	(21.73%)
Annual Return 2009	47.09%
Annual Return 2010	38.21%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(33.40%)
Annual Return 2002	(19.13%)
Annual Return 2003	27.21%
Annual Return 2004	29.69%
Annual Return 2005	20.66%
Annual Return 2006	29.09%
Annual Return 2007	19.10%
Annual Return 2008	(30.60%)
Annual Return 2009	19.26%
Annual Return 2010	3.43%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(38.46%)
Annual Return 2002	(41.42%)
Annual Return 2003	72.21%
Annual Return 2004	17.90%
Annual Return 2005	8.11%
Annual Return 2006	5.88%
Annual Return 2007	28.47%
Annual Return 2008	(45.00%)
Annual Return 2009	58.23%
Annual Return 2010	27.02%